Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets At Fair Value Through Profit Or Loss [Abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss
December 31, 2018
Non-current
Financial assets mandatorily classified as at FVTPL
Derivative financial assets – warrants	$60,004